Effect of fluctuations in foreign currency exchange rates (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of effect of changes in foreign exchange rates [Abstract]
Disclosure of foreign currency exchange differences recognized in profit or loss except for financial instruments measured at fair value through profit or loss [Text Block]
(a)	Foreign currency exchange differences recognized in profit or loss and other comprehensive income:

Foreign currency exchange differences recognized in profit or loss and other comprehensive income	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Conversion foreign exchange gains (losses) recognized in the result of the year	(17,241)	(4,423)	(2,169)
Conversion foreign exchange reserves
Conversion foreign exchange reserves attributable to the owners of the controlling entity	3,656	14,176	562
Conversion foreign exchange reserves attributable to the non-controlling entity	584	(176)	225
Total	4,240	14,000	787

Disclosure of reserve of exchange differences on translation [Text Block]
(b)	Reserves for foreign currency exchange differences:

As of December 31, 2021, and 2020, are detailed as follows:

Details	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Changes in equity generated by the equity method value through conversion:
Comercial Hydro S.A.	1,004	1,004	1,004
SQMC Internacional Ltda.	(9)	(9)	(9)
Proinsa Ltda.	(10)	(10)	(10)
Comercial Agrorama Ltda.	155	(19)	33
Isapre Norte Grande Ltda.	(121)	(14)	(44)
Almacenes y Depósitos Ltda.	305	211	142
Sacal S.A.	(3)	(3)	(3)
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	(36)	(13)	(19)
Agrorama S.A.	628	92	231
Doktor Tarsa	-	-	(13,811)
SQM Vitas Fzco	(4,165)	(3,736)	(2,267)
Doctochem	-	-	7
SQM Eastmed Turkey	-	-	(155)
Ajay Europe	(1,413)	(693)	(1,449)
Coromandel SQM India	-	-	(431)
SQM Italia SRL	-	-	(236)
SQM Oceanía Pty Ltd.	(579)	(579)	(634)
SQM Indonesia S.A.	(124)	(124)	(124)
Abu Dhabi Fertillizers Industries WWL.	372	372	372
SQM Holland B.V.	99	99	(197)
SQM Thailand Limited	(68)	(68)	(68)
SQM Europe	(1,983)	(1,983)	(1,983)
SQM Australia Pty Ltd.	(1,732)	(4,052)	(4,035)
Pavoni & C. Spa	(153)	164	(185)
Terra Tarsa BV	-	-	116
Plantacote NV	-	-	(16)
Doktolab Tarim Arastirma San.	-	-	(54)
Kore Potash PLC (a)	-	(2,128)	(1,754)
SQM Colombia S.A.S.	(80)	(80)	(166)
Total	(7,913)	(11,569)	(25,745)